Commitments and Contingencies - Additional Information (Detail) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) Leases	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Leases	Dec. 31, 2018 USD ($)
Loss Contingencies [Line Items]
Rent expense	$ 1.9		$ 3.4	$ 7.2	$ 5.7
Financial Standby Letters of Credit
Loss Contingencies [Line Items]
Letters of credit outstanding		$ 1.9		$ 1.9
Number of lease agreements | Leases		2		2
Required cash deposit with financial institution		$ 1.9		$ 1.9